17. Geographic Information	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Segment Reporting [Abstract]
Geographic Information

Note 9.	Segment and Geographic Information

The Company generates product revenues from products which are sold into the human and animal healthcare markets, and the Company generates service revenues from laboratory testing services which are provided to medical device manufacturers. Additionally, the Company provides technical services to Invekra.

The following table presents the Company’s disaggregated product revenues by geographic region:

	Three Months Ended September 30,		Six Months Ended September 30,
	2018	2017	2018	2017
United States	$2,426,000	$2,268,000	$4,397,000	$4,127,000
Latin America	997,000	754,000	2,076,000	1,323,000
Europe and Rest of the World	1,212,000	1,122,000	2,257,000	2,297,000
Total	$4,635,000	$4,144,000	$8,730,000	$7,747,000

The Company’s service revenues amounted to $304,000 and $181,000 for the three months ended September 30, 2018 and 2017, respectively. During the three months ended September 30, 2018, the Company recorded service revenue related to technical services provided to Invekra in the amount of $14,000.

The Company’s service revenues amounted to $578,000 and $413,000 for the six months ended September 30, 2018 and 2017, respectively. During the six months ended September 30, 2018 and 2017, the Company recorded service revenue related to technical services provided to Invekra in the amount of $28,000 and $39,000, respectively.

NOTE 17 – Geographic Information

The Company generates product revenues from products which are sold into the human and animal healthcare markets, and the Company generates service revenues from laboratory testing services which are provided to medical device manufacturers.

The following table shows the Company’s product revenues by geographic region:

	Year Ended March 31,
	2018	2017
United States	$8,372,000	$6,580,000
Latin America	3,007,000	1,299,000
Europe and Rest of the World	4,284,000	4,078,000
Total	$15,663,000	$11,957,000

In connection with the Company’s sale of its Latin American business to Invekra, product revenues were reclassified from continuing operations to discontinued operations as follows:

	Year Ended March 31,
	2018	2017
Product revenues	$–	$2,693,000
Product license fees and royalties	–	412,000
Total product related revenues	$–	$3,105,000

The Company’s service revenues amounted to $995,000 and $868,000 for the years ended March 31, 2018 and 2017, respectively.